Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2020
Prospectus Date	rr_ProspectusDate	Jun. 01, 2020
Cannabis Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Cannabis Growth Fund

Investor Class Shares - (Ticker Symbol: CANNX)

Class I Shares - (Ticker Symbol: CANIX)

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated December 23, 2020, to the

Prospectus and Statement of Additional Information (“SAI”),

each dated June 1, 2020, as supplemented.

Effective immediately, the following changes are made to the Fund’s Prospectus and SAI:

The following disclosure replaces the first three paragraphs under “Summary Section – Principal Investment Strategies” on page 3 in the Fund’s Prospectus:

The Fund considers a company to be a Cannabis Company if the company derives at least 50% of its revenue from the legal cannabis industry. Cannabis Companies only supply products and/or perform activities that are legal under applicable national and local laws, including U.S. federal and state laws.

The equity securities in which the Fund principally invests are common stock, but the Fund also may invest in other types of equity securities, such as shares of exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities and in derivatives or other instruments that have economic characteristics similar to such securities, and equity interests in real estate investment trusts (“REITs”). The Fund may invest a significant portion of its assets in one or more ETFs. Certain of those ETFs may invest in derivative instruments including total return swaps. The Fund may invest a majority of its net assets in foreign securities (including emerging market securities) if the Fund’s advisor, Foothill Capital Management, LLC (the “Advisor”) believes that such securities have the potential to outperform U.S. securities. It is anticipated that a large number of holdings within the Fund’s portfolio will be securities of Canadian companies. While the Fund may invest in companies of any market capitalization, including mid-, small- and micro-capitalization, the Fund will invest in companies with market capitalizations of at least $100 million at the time of purchase. The Fund intends to concentrate its investments in the cannabis industry.

The Fund’s equity investments will consist only of exchange traded equity securities of companies that are engaged exclusively in legal activities under applicable national and local laws, including U.S. federal and state laws. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

The following disclosure replaces the 2nd paragraph under “U.S. regulatory risks of the cannabis industry” on page 4 of the “Summary Section – Principal Risks of Investing” in the Fund’s Prospectus:

The Fund will only invest in companies that list their securities on exchanges that require the companies' compliance with all laws, rules and regulations applicable to their business, including U.S. federal and state laws.  The Fund will not invest directly in or hold ownership in companies whose business activities, although legal under state law, are not legal under U.S. federal law. However, the Fund’s investments in ETFs may provide indirect economic exposure to such companies since those ETFs may invest in derivatives such as total return swaps which are intended to provide exposure to the price movements of such companies.

The following disclosure is added under “Summary Section – Principal Risks of Investing” in the Fund’s Prospectus:

Derivatives risk. The Fund may invest in ETFs which may invest in derivatives. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks, such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Swaps risk. The Fund, through its investments in ETFs, may gain exposure to total return swaps. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value.

The following disclosure replaces the three paragraphs under “More About the Fund’s Investment Objective, Principal Investment Strategies and Risks – Principal Investment Strategies” starting at the bottom of page 9 in the Fund’s Prospectus:

The Fund considers a company to be a Cannabis Company if the company derives at least 50% of its revenue from the legal cannabis industry. Cannabis Companies only supply products and/or perform activities that are legal under applicable national and local laws, including U.S. federal and state laws.

The equity securities in which the Fund principally invests are common stock, but the Fund also may invest in other types of equity securities, such as shares of exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities and in derivatives or other instruments that have economic characteristics similar to such securities, and equity interests in real estate investment trusts (“REITs”). The Fund may invest a significant portion of its assets in one or more ETFs. Certain of those ETFs may invest in derivative instruments including total return swaps. The Fund may invest a majority of its net assets in foreign securities (including emerging market securities) if the Fund’s advisor, Foothill Capital Management, LLC (the “Advisor”) believes that such securities have the potential to outperform U.S. securities. It is anticipated that a large number of holdings within the Fund’s portfolio will be securities of Canadian companies. While the Fund may invest in companies of any market capitalization, including mid-, small- and micro-capitalization, the Fund will invest in companies with market capitalizations of at least $100 million at the time of purchase. The Fund intends to concentrate its investments in the cannabis industry.

The Fund’s equity investments will consist only of exchange traded equity securities of companies that are engaged exclusively in legal activities under applicable national and local laws, including U.S. federal and state laws. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

The following disclosure replaces the 4th paragraph under “U.S. regulatory risks of the cannabis industry” of the “More About the Fund’s Investment Objective, Principal Investment Strategies and Risks – Principal Risks of Investing” on page 12 in the Fund’s Prospectus:

The Fund will only invest in companies that list their securities on exchanges that require the companies' compliance with all laws, rules and regulations applicable to their business, including U.S. federal and state laws.  The Fund will not invest directly in or hold ownership in companies whose business activities, although legal under state law, are not legal under U.S. federal law. However, the Fund’s investments in ETFs may provide indirect economic exposure to such companies since those ETFs may invest in derivatives such as total return swaps which are intended to provide exposure to the price movements of such companies.

The following disclosure is added under “More About the Fund’s Investment Objective, Principal Investment Strategies and Risks – Principal Risks of Investing” in the Fund’s Prospectus:

•	Derivatives risk. The Fund may invest in ETFs which may invest in derivatives. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Depending on how an ETF uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease an ETF’s exposure to the risks of the underlying instrument. Using derivatives exposes an ETF to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risks, counterparty risk, and credit risk. A small investment in derivatives could have a potentially large impact on an ETF’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase fund volatility and changes in the value of a derivative held by an ETF may not correlate with the value of the underlying instrument or the ETF’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk (such as documentation issues and settlement issues) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract). For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Swaps risk. The Fund, through its investments in ETFs, may gain exposure to total return swaps. Depending on how they are used, swap transactions may increase or decrease the overall volatility of an underlying ETF’s portfolio, which in turn may increase or decrease the overall volatility of the Fund. The most significant factor in the performance of a swap transaction is the change in the specific interest rate, currency, individual equity values or other factors that determine the amounts of payments due to and from a party. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value. Swaps may also be considered illiquid.

The following disclosure is added under “Principal Investment Strategies, Policies and Risks” in the Fund’s SAI:

Derivatives

The Fund may obtain exposure to a variety of derivatives contracts, such as futures, options, swaps and forward contracts, through the Fund’s investments in ETFs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulations could adversely affect the value, availability and performance of certain derivative instruments, may make them more costly, and may limit or restrict their use by the Funds. Certain additional risk factors related to derivatives are discussed below:

Derivatives Risk. Under recently adopted rules by the CFTC, transactions in some types of interest rate swaps and index credit default swaps on North American and European indices will be required to be cleared. In a cleared derivatives transaction, an ETF’s counterparty is a clearing house (such as CME Clearing, ICE Clearing or LCH.Clearnet), rather than a bank or broker. Since ETFs are not members of clearing houses and only members of a clearing house can participate directly in the clearing house, an ETF will hold cleared derivatives through accounts at clearing members, who are futures commission merchants that are members of the clearing houses and who have the appropriate regulatory approvals to engage in swap transactions. An ETF will make and receive payments owed under cleared derivatives transactions (including margin payments) through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to an ETF, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of an ETF to pursue its investment strategy. Also, an ETF is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Advisor expects to be cleared), and no clearing member is willing or able to clear the transaction on the ETF’s behalf. While the documentation in place between the ETF and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, the ETF could be subject to this execution risk if the ETF submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and the ETF could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict the ETF’s ability to engage in, or increase the cost to the ETF of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If the ETF is not able to enter into a particular derivatives transaction, the ETF’s investment performance and risk profile could be adversely affected as a result.

Counterparty Risk. Counterparty risk with respect to OTC derivatives may be affected by new regulations promulgated by the CFTC and SEC affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions will be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Clearing members are required to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, which may also invest those funds in certain instruments permitted under the applicable regulations. The assets of the ETF might not be fully protected in the event of the bankruptcy of the ETF’s clearing member because the ETF would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member transfers to the clearing house the amount of margin required by the clearing house for cleared derivatives transactions, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. For commodities futures positions, the clearing house may use all of the collateral held in the clearing member’s omnibus account to meet a loss in that account, without regard to which customer in fact supplied that collateral. Accordingly, in addition to bearing the credit risk of its clearing member, each customer to a futures transaction also bears “fellow customer” risk from other customers of the clearing member. However, with respect to cleared swaps positions, recent regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing house that is attributable to each customer. Because margin in respect of cleared swaps must be earmarked for specific clearing member customers, the clearing house may not use the collateral of one customer to cover the obligations of another customer. However, if the clearing member does not provide accurate reporting, the ETF is subject to the risk that a clearing house will use the ETF’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, a clearing member may generally choose to provide to the clearing house the net amount of variation margin required for cleared swaps for all of the clearing member’s customers in the aggregate, rather than the gross amount of each customer. The ETF is therefore subject to the risk that a clearing house will not make variation margin payments owed to the ETF if another customer of the clearing member has suffered a loss and is in default.

Swap Transactions. ETFs in which the Fund invests may enter into swap transactions. A swap contract is a commitment between two parties to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. Swap transactions can take many different forms and are known by a variety of names. Depending on their structure, swap transactions may increase or decrease an ETF’s exposure to long-term or short-term interest rates, foreign currency values, corporate borrowing rates, or other factors such as security prices, values of baskets of securities, or inflation rates. Interest rate swaps are contracts involving the exchange between two contracting parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of an underlying debt obligation in the event of default by the issuer of the debt security. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Depending on how they are used, swap transactions may increase or decrease the overall volatility of an ETF’s portfolio. The most significant factor in the performance of a swap transaction is the change in the specific interest rate, currency, individual equity values or other factors that determine the amounts of payments due to and from the ETF.

Please file this Supplement with your records.